New Accounting Pronouncements Under International Financial Reporting Standards (“IFRS”)	12 Months Ended
Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
3.	New Accounting Pronouncements Under International Financial Reporting Standards (“IFRS”)

(a)	New and revised standards, amendments and interpretations in issue but not yet effective

In preparing the accompanying consolidated financial statements, the Company has not adopted the following IFRS, International Accounting Standards (IASs), and Interpretations that have been issued by the International Accounting Standards Board (“IASB”) (collectively, “IFRSs”).

New, Revised or Amended Standards and Interpretations	Effective Date (Note)
Amendments to IFRS 2, Share-based Payments - Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments to IFRS 4, Insurance Contracts - Applying IFRS 9, Financial Instruments with IFRS 4, Insurance Contracts	January 1, 2018
IFRS 9, Financial Instruments	January 1, 2018
Amendments to IFRS 9, Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Subject to IASB’s announcement
IFRS 15, Revenue from Contracts with Customers	January 1, 2018
IFRS 16, Leases	January 1, 2019

New, Revised or Amended Standards and Interpretations	Effective Date (Note)
IFRS 17, Insurance Contracts	January 1, 2021
Amendments to IAS 19, Plan Amendment, Curtailment or Settlement	January 1, 2019
Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures	January 1, 2019
Amendments to IAS 40, Transfers of Investment Property	January 1, 2018
Annual Improvements to IFRSs 2014 – 2016 Cycle:
 Amendments to IFRS 1, First-time Adoption of International Financial Reporting Standards and amendments to IAS 28, Investments in Associates and Joint Ventures
January 1, 2018
Annual Improvements to IFRSs 2015 – 2017 Cycle	January 1, 2019
IFRIC 22, Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23, Uncertainty over Income Tax Treatments	January 1, 2019

Note: The aforementioned new, revised and amended standards and interpretations are effective for annual periods beginning on or after the respective effective dates.

(b)	Except for the items discussed below, the Company believes that the initial adoption of abovementioned standards or interpretations would not have a material impact on its accounting policies.

(1)	IFRS 9, Financial Instruments

IFRS 9 replaces the current standards on accounting for financial instruments, IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, measured at fair value through other comprehensive income (“FVTOCI”) and measured at fair value through profit or loss (“FVTPL”). This Standard eliminates the classification of financial assets under IAS 39 which are held to maturity, loans and receivables and available for sale. In addition, IAS 39 has an exception for the measurement of investments in equity instruments (and related derivatives) that do not have a quoted market price in an active market and for which fair value cannot therefore be measured reliably; such financial instruments are measured at cost. IFRS 9 removes this exception and requires that all equity instruments (and related derivatives) should be measured at fair value.

The Company held equity instruments classified as available-for-sale at December 31, 2017. Based on the facts and circumstances that existed on that day and considering the Company’s strategy for holding the equity investments, those equity instruments are classified as FVTPL, or designated as FVTOCI upon the adoption of IFRS 9. With regard to equity instruments designated as FVTOCI aforementioned, except dividend income is recognized in profit or loss, all relevant gains and losses are recognized in other comprehensive income. No impairment losses will be recognized in profit or loss, and the cumulative gains or losses previously recognized in other comprehensive income will not be reclassified to profit or loss on disposal.

Under IFRS 9, a new “expected credit loss” model is used to measure the impairment of financial assets. A loss allowance for expected credit losses should be recognized for financial assets measured at amortized cost, investments in debt instruments measured at fair value through other comprehensive income, lease receivables, contract assets that result from transactions that are within the scope of IFRS 15 or financial guarantee contracts and loan commitments. If the credit risk of the abovementioned financial instruments at the reporting date has increased significantly since initial recognition, a loss allowance is measured at an amount equal to lifetime expected credit losses; if the credit risk has not significantly increased, the loss allowance is measured at an amount equal to the 12-month expected credit losses. If the financial instrument is determined to have low credit risk at the reporting date, it may assume that the credit risk thereof has not increased significantly since initial recognition. However, lifetime expected credit loss measurement always applies for trade receivables and contract assets without a significant financing component.

The Company elected to apply the simplified approach for trade receivables, contract assets and lease receivables to measure the loss allowance at an amount equal to life time expected credit losses. Based on the Company’s assessment, the application of impairment requirements of IFRS 9 would not have a material impact on its consolidated financial statements.

At the initial application of IFRS 9, the Company elected not to restate comparative information for prior years with respect to the classification and measurement (including impairment) changes. The cumulative effect of initially applying this Standard shall be recognized in retained earnings as at January 1, 2018. The Company will disclose information on classification changes and related reconciliation as a result of the application of IFRS 9.

(2)	IFRS 15, Revenue from Contracts with Customers

IFRS 15 establishes a five-step model framework for recognizing revenue that apply to all contracts with customers, and will replace existing revenue recognition guidance, including IAS 18, Revenue, IAS 11, Construction Contracts, and the related interpretations.

(i)	Sales of goods

Under IFRS 15, revenue for the sale of goods is recognized when a customer obtains control of the goods. For certain contracts that permit a customer to return goods, revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

For certain contracts with volume discounts to customers, under IFRS 15, revenue is recognized on a net basis of contract price less estimated volume discounts, and only to the extent that it is highly probable that a significant reversal will not occur.

Under IFRS 15, a refund liability is measured at the amount of consideration received (or receivable) for which an entity does not expect to be entitled. The refund liability shall be updated at the end of each reporting period for changes in circumstances.

Based on the Company’s assessment, the application of IFRS 15 would not result in material differences and impact in the timing of revenue recognition.

(ii)	Rendering of services

Under IFRS 15, for rendering of services, the consideration of the entire contract is allocated on a basis of a relative stand-alone selling price of the services. The stand-alone selling price is determined based on the list price of service at which the Company sells that service separately.

Based on the Company’s assessment, the application of IFRS 15 would not have a material impact on the revenue recognition.

(iii)	Transition

The Company elected to apply IFRS 15 using the cumulative effect method, and meanwhile, chose to use the practical expedient for completed contracts. That is, the Company elected to apply this Standard retrospectively only to contracts that are not completed contracts at the date of initial application. The cumulative effect resulting from the initial application of this Standard shall be recognized as an adjustment to retained earnings at January 1, 2018, and the comparative information for prior periods is not required to be restated.

(3)	IFRS 16, Leases

IFRS 16 sets out the accounting standards for leases that will replace IAS 17, Leases and the related interpretations.

Under IFRS 16, a lessee is required to recognize a right-of-use asset and a lease liability on the statement of financial position for all leases with exception for leases of low-value assets and short-term leases which the Company may elect to apply the accounting method similar to the accounting for operating lease under IAS 17. Additionally, a depreciation expense charged on the right-of-use asset and an interest expense accrued on the lease liability, for which interest is computed by using effective interest method, are recognized separately on the statement of comprehensive income. On the statement of cash flows, cash payments for the principal amount and the interest of the lease liability are generally classified within financing activities.

When IFRS 16 becomes effective, as a lessee, the Company may elect to apply this Standard either retrospectively to each prior reporting period presented or retrospectively with a recognition of cumulative effect of the initial adoption of this Standard at the date of initial adoption. As a lessor, the Company is not required to make any adjustments for leases except it is an intermediate lessor in a sub-lease.

The Company has performed a preliminary assessment and identification over its current operating leases whether they are in scope of IFRS 16. The main impact to the Company may arise from its lease contracts of land and plant which are currently accounted as operating lease. Please refer to note 23 for the related disclosures. The Company will identify whether a contract that contains a lease meets the definition of a lease under this Standard, and if so, a right-of-use asset and a lease liability shall be recognized. The related impact for adoption of IFRS 16 by the Company will be disclosed when the Company completes the assessment.

Except for the aforementioned impacts, as of the date that the accompanying consolidated financial statements were issued, the Company continues in assessing the potential impact on its financial position and results of operations as a result of the application of other standards, interpretations and amendments.